CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Three largest receivable balances	10.00%
Accounts Receivable [Member]
Three largest receivable balances	72.90%	69.20%
Accounts Receivable [Member] | Customer A [Member]
Three largest receivable balances	47.90%	45.30%
Accounts Receivable [Member] | Customer B [Member]
Three largest receivable balances	13.00%	12.90%
Accounts Receivable [Member] | Customer C [Member]
Three largest receivable balances	12.00%	11.00%